		•	Pacific Select Fund
June 30, 2005		•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-6
Statements of Changes in Net Assets	B-11
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Where to Go for More Information	F-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	G-1
Statements of Operations	G-5
Statements of Changes in Net Assets	G-9
Financial Highlights	H-1
Notes to Financial Statements	I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)
(In thousands)

	Blue	Aggressive	Financial	Diversified			Short	Concentrated	Growth
	Chip	Growth	Services	Research	Equity	Technology	Duration Bond	Growth	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account (1)	Account

ASSETS
Investments:
Blue Chip Portfolio	$38,926
Aggressive Growth Portfolio		$3,252
Financial Services Portfolio			$4,983
Diversified Research Portfolio				$57,684
Equity Portfolio					$45,291
Technology Portfolio						$5,471
Short Duration Bond Portfolio							$51,896
Concentrated Growth Portfolio (1)								$4,342
Growth LT Portfolio									$198,921
Receivables:
Due from Pacific Life Insurance Company	—	—	3	—	—	—	—	76	—
Fund shares redeemed	7	52	—	57	46	1	17	—	303

Total Assets	38,933	3,304	4,986	57,741	45,337	5,472	51,913	4,418	199,224

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7	52	—	57	46	1	17	—	303
Fund shares purchased	—	—	3	—	—	—	—	76	—

Total Liabilities	7	52	3	57	46	1	17	76	303

NET ASSETS	$38,926	$3,252	$4,983	$57,684	$45,291	$5,471	$51,896	$4,342	$198,921

Shares Owned in each Portfolio	5,107	371	476	4,973	2,582	1,190	5,330	1,021	10,505

Cost of Investments	$35,658	$2,348	$3,989	$49,837	$43,076	$4,245	$53,034	$3,037	$152,486

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

	Focused	Health	Mid-Cap	International	Capital	International	Equity	Small-Cap	Fasciano
	30	Sciences	Value	Value	Opportunities	Large-Cap	Index	Index	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account (1)

ASSETS
Investments:
Focused 30 Portfolio	$6,408
Health Sciences Portfolio		$8,573
Mid-Cap Value Portfolio			$127,342
International Value Portfolio				$164,413
Capital Opportunities Portfolio					$4,143
International Large-Cap Portfolio						$106,607
Equity Index Portfolio							$205,463
Small-Cap Index Portfolio								$61,706
Fasciano Small Equity Portfolio (1)									$35,380
Receivables:
Due from Pacific Life Insurance Company	29	—	—	—	2	14	—	—	—
Fund shares redeemed	—	2	164	18	—	—	197	117	27

Total Assets	6,437	8,575	127,506	164,431	4,145	106,621	205,660	61,823	35,407

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2	164	18	—	—	197	117	27
Fund shares purchased	29	—	—	—	2	14	—	—	—

Total Liabilities	29	2	164	18	2	14	197	117	27

NET ASSETS	$6,408	$8,573	$127,342	$164,413	$4,143	$106,607	$205,463	$61,706	$35,380

Shares Owned in each Portfolio	749	876	7,500	11,256	485	13,867	7,238	4,544	3,366

Cost of Investments	$4,906	$6,887	$92,994	$135,143	$3,067	$94,174	$131,667	$43,340	$27,920

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield	Equity
	Value	Strategy	Street® Core	Markets	Bond	Managed	Market	Bond	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Value Portfolio	$29,282
Multi-Strategy Portfolio		$85,757
Main Street® Core Portfolio			$182,489
Emerging Markets Portfolio				$58,191
Managed Bond Portfolio					$209,500
Inflation Managed Portfolio						$148,199
Money Market Portfolio							$62,960
High Yield Bond Portfolio								$77,788
Equity Income Portfolio									$13,038
Receivables:
Due from Pacific Life Insurance Company	35	—	—	—	—	—	—	—	—
Fund shares redeemed	—	46	160	32	87	62	318	30	7

Total Assets	29,317	85,803	182,649	58,223	209,587	148,261	63,278	77,818	13,045

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	46	160	32	87	62	318	30	7
Fund shares purchased	35	—	—	—	—	—	—	—	—

Total Liabilities	35	46	160	32	87	62	318	30	7

NET ASSETS	$29,282	$85,757	$182,489	$58,191	$209,500	$148,199	$62,960	$77,788	$13,038

Shares Owned in each Portfolio	1,937	5,167	9,045	4,084	18,943	12,685	6,243	11,233	1,128

Cost of Investments	$19,980	$67,987	$154,277	$27,964	$199,729	$132,786	$62,777	$74,904	$ 9,613

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

	Large-Cap		Mid-Cap	Real	VN Small-	American Funds®	American Funds®
	Value	Comstock	Growth	Estate	Cap Value	Growth-Income	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Large-Cap Value Portfolio	$83,865
Comstock Portfolio		$43,640
Mid-Cap Growth Portfolio			$13,075
Real Estate Portfolio				$47,301
VN Small-Cap Value Portfolio					$3,155
American Funds® Growth-Income Portfolio						$24,320
American Funds® Growth Portfolio							$34,341
Receivables:
Due from Pacific Life Insurance Company	—	56	—	19	1	—	—
Fund shares redeemed	48	—	95	—	—	9	25

Total Assets	83,913	43,696	13,170	47,320	3,156	24,329	34,366

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	48	—	95	—	—	9	25
Fund shares purchased	—	56	—	19	1	—	—

Total Liabilities	48	56	95	19	1	9	25

NET ASSETS	$83,865	$43,640	$13,075	$47,301	$3,155	$24,320	$34,341

Shares Owned in each Portfolio	6,669	4,429	1,862	2,151	293	2,343	3,219

Cost of Investments	$71,675	$34,799	$8,269	$23,180	$3,005	$23,665	$32,780

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Blue	Aggressive	Financial	Diversified			Short	Concentrated	Growth
	Chip	Growth	Services	Research	Equity	Technology	Duration Bond	Growth	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$3	$—	$37	$—	$15	$—	$814	$—	$87
EXPENSES
Mortality and expense risk fees	444	22	34	293	298	33	369	28	1,364

Net Investment Income (Loss)	(441)	(22)	3	(293)	(283)	(33)	445	(28)	(1,277)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(8,950)	193	723	155	(360)	697	(350)	339	9,622
Change in net unrealized appreciation (depreciation) on investments	5,739	(258)	(942)	(343)	(1,502)	(786)	(19)	(607)	(15,481)

Net Loss on Investments	(3,211)	(65)	(219)	(188)	(1,862)	(89)	(369)	(268)	(5,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,652)	($87)	($216)	($481)	($2,145)	($122)	$76	($296)	($7,136)

(1)	Formerly named I-Net Tollkeeper Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Focused	Health	Mid-Cap	International	Capital	International	Equity	Small-Cap	Fasciano
	30	Sciences	Value	Value	Opportunities	Large-Cap	Index	Index	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account (1)

INVESTMENT INCOME
Dividends	$2	$177	$10,975	$320	$4	$—	$958	$—	$—
EXPENSES
Mortality and expense risk fees	37	50	708	1,162	83	613	1,274	414	186

Net Investment Income (Loss)	(35)	127	10,267	(842)	(79)	(613)	(316)	(414)	(186)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	177	284	2,836	3,587	1,367	74	6,419	1,291	684
Change in net unrealized appreciation (depreciation) on investments	33	(272)	(11,084)	(5,878)	(2,186)	(2,388)	(9,231)	(2,820)	(1,055)

Net Gain (Loss) on Investments	210	12	(8,248)	(2,291)	(819)	(2,314)	(2,812)	(1,529)	(371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175	$139	$2,019	($3,133)	($898)	($2,927)	($3,128)	($1,943)	($557)

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield	Equity
	Value	Strategy	Street Core	Markets	Bond	Managed	Market	Bond	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$1,333	$—	$22	$61	$9,617	$11,921	$706	$2,857	$406
EXPENSES
Mortality and expense risk fees	218	554	1,116	341	1,339	917	384	503	92

Net Investment Income (Loss)	1,115	(554)	(1,094)	(280)	8,278	11,004	322	2,354	314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	822	1,668	1,635	1,465	856	117	12	30	278
Change in net unrealized appreciation (depreciation) on investments	(915)	(521)	(2,427)	2,972	(5,058)	(8,260)	(11)	(2,683)	(663)

Net Gain (Loss) on Investments	(93)	1,147	(792)	4,437	(4,202)	(8,143)	1	(2,653)	(385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,022	$593	($1,886)	$4,157	$4,076	$2,861	$323	($299)	($71)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Large-Cap		Mid-Cap	Real	VN Small-	American Funds	American Funds
	Value	Comstock	Growth	Estate	Cap Value	Growth-Income	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account (1)	Account (1)	Account (1)

INVESTMENT INCOME
Dividends	$—	$1,641	$—	$1,831	$—	$—	$—
EXPENSES
Mortality and expense risk fees	753	273	83	281	5	43	58

Net Investment Income (Loss)	(753)	1,368	(83)	1,550	(5)	(43)	(58)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(333)	(32)	75	1,892	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(1,857)	(2,002)	212	(493)	150	655	1,561

Net Gain (Loss) on Investments	(2,190)	(2,034)	287	1,399	150	655	1,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,943)	($666)	$204	$2,949	$145	$612	$1,503

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($441)	($510)	($22)	($54)	$3	($45)	($293)	($271)
Net realized gain (loss) from security transactions	(8,950)	(3,883)	193	204	723	204	155	(190)
Change in net unrealized appreciation (depreciation) on investments	5,739	7,235	(258)	237	(942)	499	(343)	4,092

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,652)	2,842	(87)	387	(216)	658	(481)	3,631

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	841	1,635	14	62	97	150	357	706
Transfers between variable accounts, net	(40,248)	14,252	(1,224)	17	(2,091)	(654)	21,362	8,967
Transfers—policy charges and deductions	(337)	(1,057)	(62)	(87)	(10)	(64)	(211)	(611)
Transfers—surrenders	(4,318)	(10,892)	(183)	(634)	(457)	(1,220)	(6,404)	(5,989)
Transfers—other	(1)	(4)	—	(3)	1	—	1	(26)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(44,063)	3,934	(1,455)	(645)	(2,460)	(1,788)	15,105	3,047

NET INCREASE (DECREASE) IN NET ASSETS	(47,715)	6,776	(1,542)	(258)	(2,676)	(1,130)	14,624	6,678

NET ASSETS
Beginning of Period/Year	86,641	79,865	4,794	5,052	7,659	8,789	43,060	36,382

End of Period/Year	$38,926	$86,641	$3,252	$4,794	$4,983	$7,659	$57,684	$43,060

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity		Technology		Short Duration Bond		Concentrated Growth
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($283)	($337)	($33)	($100)	$445	$787	($28)	($80)
Net realized gain (loss) from security transactions	(360)	(1,939)	697	(183)	(350)	(154)	339	545
Change in net unrealized appreciation (depreciation) on investments	(1,502)	4,069	(786)	254	(19)	(704)	(607)	86

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,145)	1,793	(122)	(29)	76	(71)	(296)	551

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	186	425	114	214	536	1,618	27	74
Transfers between variable accounts, net	(1,668)	(8,677)	(1,443)	(1,675)	(6,883)	8,854	(1,178)	(2,411)
Transfers—policy charges and deductions	(398)	(1,071)	(8)	(90)	(388)	(922)	(6)	(51)
Transfers—surrenders	(3,831)	(8,778)	(419)	(1,242)	(3,605)	(8,434)	(258)	(1,055)
Transfers—other	—	2	—	1	(1)	(12)	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,711)	(18,099)	(1,756)	(2,792)	(10,341)	1,104	(1,415)	(3,442)

NET INCREASE (DECREASE) IN NET ASSETS	(7,856)	(16,306)	(1,878)	(2,821)	(10,265)	1,033	(1,711)	(2,891)

NET ASSETS
Beginning of Period/Year	53,147	69,453	7,349	10,170	62,161	61,128	6,053	8,944

End of Period/Year	$45,291	$53,147	$5,471	$7,349	$51,896	$62,161	$4,342	$6,053

(1)	Formerly named I-Net Tollkeeper Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Growth LT		Focused 30		Health Sciences		Mid-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,277)	($3,218)	($35)	($72)	$127	($132)	$10,267	($928)
Net realized gain (loss) from security transactions	9,622	10,427	177	94	284	(108)	2,836	702
Change in net unrealized appreciation (depreciation) on investments	(15,481)	13,741	33	844	(272)	583	(11,084)	22,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,136)	20,950	175	866	139	343	2,019	21,877

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,093	2,495	15	71	97	172	843	1,529
Transfers between variable accounts, net	(24,468)	(28,303)	(186)	(9)	(46)	(100)	16,559	10,873
Transfers—policy charges and deductions	(2,017)	(3,658)	(8)	(47)	(31)	(72)	(560)	(1,173)
Transfers—surrenders	(16,710)	(38,391)	(490)	(874)	(502)	(1,445)	(7,797)	(14,749)
Transfers—other	3	6	—	—	2	(1)	4	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(42,099)	(67,851)	(669)	(859)	(480)	(1,446)	9,049	(3,519)

NET INCREASE (DECREASE) IN NET ASSETS	(49,235)	(46,901)	(494)	7	(341)	(1,103)	11,068	18,358

NET ASSETS
Beginning of Period/Year	248,156	295,057	6,902	6,895	8,914	10,017	116,274	97,916

End of Period/Year	$198,921	$248,156	$6,408	$6,902	$8,573	$8,914	$127,342	$116,274

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Value		Capital Opportunities		International Large-Cap		Equity Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($842)	$419	($79)	($97)	($613)	($213)	($316)	$823
Net realized gain (loss) from security transactions	3,587	(3,351)	1,367	(1,156)	74	(1,959)	6,419	10,256
Change in net unrealized appreciation (depreciation) on investments	(5,878)	29,816	(2,186)	3,038	(2,388)	16,364	(9,231)	7,641

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,133)	26,884	(898)	1,785	(2,927)	14,192	(3,128)	18,720

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,148	2,819	159	308	1,001	1,588	767	2,360
Transfers between variable accounts, net	(21,401)	(13,575)	(13,010)	(634)	18,057	7,704	10,155	(5,312)
Transfers—policy charges and deductions	(1,218)	(3,022)	(50)	(188)	(418)	(1,037)	(2,112)	(3,646)
Transfers—surrenders	(13,027)	(30,363)	(809)	(2,287)	(5,955)	(11,275)	(18,895)	(33,763)
Transfers—other	1	(6)	(1)	—	(1)	(8)	3	9

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(34,497)	(44,147)	(13,711)	(2,801)	12,684	(3,028)	(10,082)	(40,352)

NET INCREASE (DECREASE) IN NET ASSETS	(37,630)	(17,263)	(14,609)	(1,016)	9,757	11,164	(13,210)	(21,632)

NET ASSETS
Beginning of Period/Year	202,043	219,306	18,752	19,768	96,850	85,686	218,673	240,305

End of Period/Year	$164,413	$202,043	$4,143	$18,752	$106,607	$96,850	$205,463	$218,673

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Index		Fasciano Small Equity		Small-Cap Value		Multi-Strategy
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($414)	($361)	($186)	($208)	$1,115	$822	($554)	$359
Net realized gain (loss) from security transactions	1,291	974	684	(40)	822	(64)	1,668	2,073
Change in net unrealized appreciation (depreciation) on investments	(2,820)	10,154	(1,055)	5,132	(915)	5,447	(521)	5,180

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,943)	10,767	(557)	4,884	1,022	6,205	593	7,612

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	470	911	150	331	374	489	442	1,181
Transfers between variable accounts, net	(10,002)	22,331	7,401	(7,068)	(7,509)	9,786	(1,802)	(3,158)
Transfers—policy charges and deductions	(351)	(635)	(152)	(486)	(142)	(305)	(957)	(2,101)
Transfers—surrenders	(5,319)	(9,739)	(2,643)	(5,177)	(2,293)	(3,963)	(7,300)	(14,796)
Transfers—other	—	4	—	4	(1)	(8)	2	4

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,202)	12,872	4,756	(12,396)	(9,571)	5,999	(9,615)	(18,870)

NET INCREASE (DECREASE) IN NET ASSETS	(17,145)	23,639	4,199	(7,512)	(8,549)	12,204	(9,022)	(11,258)

NET ASSETS
Beginning of Period/Year	78,851	55,212	31,181	38,693	37,831	25,627	94,779	106,037

End of Period/Year	$61,706	$78,851	$35,380	$31,181	$29,282	$37,831	$85,757	$94,779

(1)	Formerly named Aggressive Equity Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Main Street Core		Emerging Markets		Managed Bond		Inflation Managed
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,094)	($88)	($280)	$240	$8,278	$6,830	$11,004	$8,449
Net realized gain from security transactions	1,635	3,726	1,465	956	856	2,570	117	781
Change in net unrealized appreciation (depreciation) on investments	(2,427)	11,164	2,972	12,638	(5,058)	194	(8,260)	1,671

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,886)	14,802	4,157	13,834	4,076	9,594	2,861	10,901

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	883	1,820	439	596	1,349	3,156	1,066	2,888
Transfers between variable accounts, net	9,972	(6,648)	2,439	5,736	(2,632)	(16,551)	7,189	10,523
Transfers—policy charges and deductions	(1,814)	(3,516)	(258)	(425)	(1,787)	(5,498)	(876)	(2,452)
Transfers—surrenders	(13,469)	(28,514)	(3,751)	(7,329)	(16,617)	(36,062)	(9,211)	(20,773)
Transfers—other	2	(2)	(1)	6	(1)	(5)	(1)	(8)

Net Decrease in Net Assets Derived from Policy Transactions	(4,426)	(36,860)	(1,132)	(1,416)	(19,688)	(54,960)	(1,833)	(9,822)

NET INCREASE (DECREASE) IN NET ASSETS	(6,312)	(22,058)	3,025	12,418	(15,612)	(45,366)	1,028	1,079

NET ASSETS
Beginning of Period/Year	188,801	210,859	55,166	42,748	225,112	270,478	147,171	146,092

End of Period/Year	$182,489	$188,801	$58,191	$55,166	$209,500	$225,112	$148,199	$147,171

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Money Market		High Yield Bond		Equity Income		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$322	($237)	$2,354	$5,868	$314	$28	($753)	($56)
Net realized gain (loss) from security transactions	12	97	30	(5,094)	278	106	(333)	(3,259)
Change in net unrealized appreciation (depreciation) on investments	(11)	(81)	(2,683)	5,296	(663)	1,365	(1,857)	14,136

Net Increase (Decrease) in Net Assets Resulting from Operations	323	(221)	(299)	6,070	(71)	1,499	(2,943)	10,821

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	845	2,132	463	1,210	123	222	1,153	2,452
Transfers between variable accounts, net	25,777	13,027	(3,996)	(30,886)	(796)	1,894	(48,081)	12,191
Transfers—policy charges and deductions	(858)	(2,401)	(641)	(1,560)	(84)	(278)	(718)	(1,950)
Transfers—surrenders	(17,149)	(35,067)	(5,780)	(16,996)	(1,392)	(2,951)	(7,681)	(19,315)
Transfers—other	—	1	1	(30)	2	4	—	(6)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,615	(22,308)	(9,953)	(48,262)	(2,147)	(1,109)	(55,327)	(6,628)

NET INCREASE (DECREASE) IN NET ASSETS	8,938	(22,529)	(10,252)	(42,192)	(2,218)	390	(58,270)	4,193

NET ASSETS
Beginning of Period/Year	54,022	76,551	88,040	130,232	15,256	14,866	142,135	137,942

End of Period/Year	$62,960	$54,022	$77,788	$88,040	$13,038	$15,256	$83,865	$142,135

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,368	($19)	($83)	($150)	$1,550	$765	($5)
Net realized gain (loss) from security transactions	(32)	(25)	75	(93)	1,892	1,807	—
Change in net unrealized appreciation (depreciation) on investments	(2,002)	5,598	212	2,356	(493)	10,842	150

Net Increase (Decrease) in Net Assets Resulting from Operations	(666)	5,554	204	2,113	2,949	13,414	145

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	354	631	126	218	337	622	3
Transfers between variable accounts, net	3,460	10,484	(440)	3,186	(2,967)	(131)	3,056
Transfers—policy charges and deductions	(208)	(471)	(26)	(91)	(175)	(584)	—
Transfers—surrenders	(2,538)	(5,079)	(1,010)	(1,784)	(2,953)	(6,095)	(49)
Transfers—other	1	(3)	4	2	1	2	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,069	5,562	(1,346)	1,531	(5,757)	(6,186)	3,010

NET INCREASE (DECREASE) IN NET ASSETS	403	11,116	(1,142)	3,644	(2,808)	7,228	3,155

NET ASSETS
Beginning of Period/Year	43,237	32,121	14,217	10,573	50,109	42,881	—

End of Period/Year	$43,640	$43,237	$13,075	$14,217	$47,301	$50,109	$3,155

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	American Funds Growth-Income	American Funds Growth
	Variable Account (1)	Variable Account (1)
	Period Ended	Period Ended
	June 30,	June 30,
	2005 (2)	2005 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($43)	($58)
Net realized gain (loss) from security transactions	—	—
Change in net unrealized appreciation on investments	655	1,561

Net Increase in Net Assets Resulting from Operations	612	1,503

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	86	180
Transfers between variable accounts, net	24,049	33,272
Transfers—policy charges and deductions	(11)	(14)
Transfers—surrenders	(416)	(600)
Transfers—other	—	—

Net Increase in Net Assets Derived from Policy Transactions	23,708	32,838

NET INCREASE IN NET ASSETS	24,320	34,341

NET ASSETS
Beginning of Period	—	—

End of Period	$24,320	$34,341

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Period/	Units	Assets	Average Net	Average Net	Total
For the Period/Year Ended	Year	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Blue Chip
01/01/2005 - 06/30/2005 (Unaudited)	$7.28	5,348,194	$38,926	0.01%	1.25%	(3.30%)
2004	7.53	11,511,077	86,641	0.63%	1.25%	3.35%
2003	7.28	10,966,798	79,865	0.22%	1.25%	23.81%
2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%)
01/02/2001 - 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%)

Aggressive Growth
01/01/2005 - 06/30/2005 (Unaudited)	$8.29	392,361	$3,252	0.00%	1.25%	(1.30%)
2004	8.40	570,838	4,794	0.00%	1.25%	10.49%
2003	7.60	664,667	5,052	0.00%	1.25%	25.09%
2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%)
01/02/2001 - 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%)

Financial Services
01/01/2005 - 06/30/2005 (Unaudited)	$10.18	489,250	$4,983	1.38%	1.25%	(3.61%)
2004	10.57	724,835	7,659	0.74%	1.25%	7.37%
2003	9.84	893,116	8,789	0.86%	1.25%	27.41%
2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%)
01/02/2001 - 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%)

Diversified Research
01/01/2005 - 06/30/2005 (Unaudited)	$11.02	5,235,396	$57,684	0.00%	1.25%	(2.16%)
2004	11.26	3,823,808	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548,204	36,382	0.41%	1.25%	30.98%
2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%)
2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%)

Equity
01/01/2005 - 06/30/2005 (Unaudited)	$16.12	2,809,844	$45,291	0.06%	1.25%	(4.04%)
2004	16.80	3,163,982	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293,338	69,453	0.35%	1.25%	22.79%
2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%)
2001	18.15	7,872,674	142,911	5.99%	1.25%	(22.74%)

Technology
01/01/2005 - 06/30/2005 (Unaudited)	$4.35	1,258,481	$5,471	0.00%	1.25%	(2.43%)
2004	4.46	1,649,507	7,349	0.00%	1.25%	2.37%
2003	4.35	2,336,882	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%)
01/02/2001 - 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%)

Short Duration Bond
01/01/2005 - 06/30/2005 (Unaudited)	$10.02	5,177,998	$51,896	2.77%	1.25%	0.15%
2004	10.01	6,211,321	62,161	2.50%	1.25%	(0.05%)
05/01/2003 - 12/31/2003	10.01	6,105,155	61,128	2.57%	1.25%	0.13%

Concentrated Growth (3)
01/01/2005 - 06/30/2005 (Unaudited)	$3.99	1,089,462	$4,342	0.00%	1.25%	(4.85%)
2004	4.19	1,445,155	6,053	0.00%	1.25%	11.25%
2003	3.76	2,375,489	8,944	0.00%	1.25%	41.44%
2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%)
2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%)

Growth LT
01/01/2005 - 06/30/2005 (Unaudited)	$31.22	6,370,692	$198,921	0.08%	1.25%	(2.69%)
2004	32.09	7,733,565	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025,193	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%)
2001	31.71	17,994,286	570,631	16.84%	1.25%	(30.44%)

Focused 30
01/01/2005 - 06/30/2005 (Unaudited)	$8.13	788,426	$6,408	0.06%	1.25%	3.84%
2004	7.83	881,775	6,902	0.05%	1.25%	13.42%
2003	6.90	999,087	6,895	0.00%	1.25%	40.49%
2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%)
2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%)

Health Sciences
01/01/2005 - 06/30/2005 (Unaudited)	$9.44	907,730	$8,573	4.44%	1.25%	2.02%
2004	9.26	962,910	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149,106	10,017	0.00%	1.25%	26.24%
2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%)
01/02/2001 - 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%)

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Period/	Units	Assets	Average Net	Average Net	Total
For the Period/Year Ended	Year	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Mid-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$19.30	6,596,665	$127,342	19.33%	1.25%	1.10%
2004	19.09	6,089,756	116,274	0.36%	1.25%	23.52%
2003	15.46	6,334,603	97,916	0.56%	1.25%	27.50%
2002	12.12	6,501,783	78,822	7.04%	1.25%	(15.52%)
2001	14.35	9,519,914	136,622	3.42%	1.25%	11.89%

International Value
01/01/2005 - 06/30/2005 (Unaudited)	$16.81	9,781,986	$164,413	0.35%	1.25%	(1.85%)
2004	17.12	11,798,337	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724,076	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%)
2001	13.89	22,426,166	311,488	2.65%	1.25%	(22.85%)

Capital Opportunities
01/01/2005 - 06/30/2005 (Unaudited)	$8.19	506,186	$4,143	0.06%	1.25%	(2.90%)
2004	8.43	2,224,519	18,752	0.71%	1.25%	11.29%
2003	7.57	2,609,867	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%)
01/02/2001 - 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%)

International Large-Cap
01/01/2005 - 06/30/2005 (Unaudited)	$7.46	14,286,111	$106,607	0.00%	1.25%	(2.86%)
2004	7.68	12,606,708	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064,458	85,686	1.28%	1.25%	28.90%
2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%)
2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%)

Equity Index
01/01/2005 - 06/30/2005 (Unaudited)	$34.31	5,989,274	$205,463	0.94%	1.25%	(1.53%)
2004	34.84	6,277,121	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533,380	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053,324	253,107	9.54%	1.25%	(23.31%)
2001	32.83	13,363,360	438,710	1.40%	1.25%	(13.25%)

Small-Cap Index
01/01/2005 - 06/30/2005 (Unaudited)	$14.49	4,257,780	$61,706	0.00%	1.25%	(1.89%)
2004	14.77	5,337,842	78,851	0.69%	1.25%	16.30%
2003	12.70	4,346,805	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%)
2001	11.28	2,361,793	26,635	8.50%	1.25%	0.46%

Fasciano Small Equity (4)
01/01/2005 - 06/30/2005 (Unaudited)	$10.88	3,251,302	$35,380	0.00%	1.25%	(2.97%)
2004	11.21	2,780,367	31,181	0.60%	1.25%	17.46%
2003	9.55	4,052,716	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%)
2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%)

Small-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$16.15	1,812,622	$29,282	7.67%	1.25%	4.45%
2004	15.47	2,446,030	37,831	4.03%	1.25%	22.87%
05/01/2003 - 12/31/2003	12.59	2,035,868	25,627	1.36%	1.25%	25.88%

Multi-Strategy
01/01/2005 - 06/30/2005 (Unaudited)	$31.78	2,698,469	$85,757	0.00%	1.25%	0.77%
2004	31.54	3,005,242	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646,300	106,037	1.51%	1.25%	21.74%
2002	23.89	4,399,716	105,095	3.02%	1.25%	(14.15%)
2001	27.82	5,985,636	166,538	2.68%	1.25%	(2.39%)

Main Street Core (5)
01/01/2005 - 06/30/2005 (Unaudited)	$29.62	6,161,888	$182,489	0.02%	1.25%	(1.07%)
2004	29.94	6,306,504	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619,421	210,859	0.97%	1.25%	25.38%
2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%)
2001	31.22	11,756,550	366,993	1.72%	1.25%	(10.01%)

Emerging Markets
01/01/2005 - 06/30/2005 (Unaudited)	$13.35	4,357,518	$58,191	0.22%	1.25%	7.95%
2004	12.37	4,459,322	55,166	1.79%	1.25%	32.95%
2003	9.30	4,593,945	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%)
2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%)

Managed Bond
01/01/2005 - 06/30/2005 (Unaudited)	$26.78	7,822,417	$209,500	8.99%	1.25%	1.97%
2004	26.26	8,571,037	225,112	4.01%	1.25%	4.07%
2003	25.24	10,717,247	270,478	9.15%	1.25%	4.91%
2002	24.06	15,775,303	379,484	5.30%	1.25%	9.55%
2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
	End	of	Net	Income to	Expenses to
	of Period/	Units	Assets	Average Net	Average Net	Total
For the Period/Year Ended	Year	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Inflation Managed (6)
01/01/2005 - 06/30/2005 (Unaudited)	$27.37	5,414,828	$148,199	16.25%	1.25%	1.93%
2004	26.85	5,480,892	147,171	6.97%	1.25%	7.55%
2003	24.97	5,851,255	146,092	6.19%	1.25%	6.90%
2002	23.36	8,405,588	196,324	2.47%	1.25%	14.02%
2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Money Market
01/01/2005 - 06/30/2005 (Unaudited)	$14.80	4,253,954	$62,960	2.29%	1.25%	0.51%
2004	14.72	3,668,761	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,185,940	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%
2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond
01/01/2005 - 06/30/2005 (Unaudited)	$26.83	2,899,260	$77,788	7.11%	1.25%	(0.27%)
2004	26.90	3,272,646	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231,336	130,232	7.37%	1.25%	18.80%
2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%)
2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

Equity Income
01/01/2005 - 06/30/2005 (Unaudited)	$11.82	1,103,225	$13,038	5.54%	1.25%	0.18%
2004	11.80	1,293,267	15,256	1.44%	1.25%	10.80%
2003	10.65	1,396,267	14,866	1.27%	1.25%	24.67%
01/02/2002 - 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%)

Large-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$12.65	$6,630,751	$83,865	0.00%	1.25%	(0.95%)
2004	12.77	11,131,356	142,135	1.21%	1.25%	8.56%
2003	11.76	11,727,947	137,942	1.19%	1.25%	29.61%
2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%)
2001	11.93	15,232,214	181,681	4.35%	1.25%	(4.85%)

Comstock (7)
01/01/2005 - 06/30/2005 (Unaudited)	$9.86	4,425,372	$43,640	7.52%	1.25%	(1.57%)
2004	10.02	4,315,851	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710,085	32,121	0.94%	1.25%	29.76%
2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%)
2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%)

Mid-Cap Growth
01/01/2005 - 06/30/2005 (Unaudited)	$6.64	1,969,426	$13,075	0.00%	1.25%	2.36%
2004	6.49	2,191,783	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957,362	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%)
01/02/2001 - 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%)

Real Estate (8)
01/01/2005 - 06/30/2005 (Unaudited)	$26.99	1,752,293	$47,301	8.14%	1.25%	7.28%
2004	25.16	1,991,365	50,109	3.02%	1.25%	35.91%
2003	18.51	2,316,021	42,881	4.99%	1.25%	35.82%
2002	13.63	2,639,881	35,988	5.30%	1.25%	(1.56%)
2001	13.85	2,922,345	40,470	3.70%	1.25%	7.19%

VN Small-Cap Value (9)
05/02/2005 - 06/30/2005 (Unaudited)	$10.75	293,391	$3,155	0.00%	1.25%	7.54%

American Funds Growth-Income (9)
05/02/2005 - 06/30/2005 (Unaudited)	$10.36	2,347,705	$24,320	0.00%	1.25%	3.59%

American Funds Growth (9)
05/02/2005 - 06/30/2005 (Unaudited)	$10.65	3,224,711	$34,341	0.00%	1.25%	6.49%

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 4 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(4)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(5)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(6)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(7)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(8)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(9)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2005 is comprised of thirty-four subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, American Funds® Growth-Income, and American Funds® Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., Main Street is a registered trademark of OppenheimerFunds, Inc., and American Funds is a registered trademark of American Funds Distributors, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through D of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission three new Variable Accounts that commenced operations on May 2, 2005: the VN Small-Cap Value, American Funds Growth-Income, and American Funds Growth Variable Accounts.
     The net assets of the Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 1,011,144 outstanding accumulation units (valued at $34,484,629) of the Small-Cap Equity Variable Account were exchanged for 2,705,458 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.
3. DIVIDENDS
     During the six month period ended June 30, 2005, the Fund declared dividends for each portfolio, except for the Aggressive Growth, Diversified Research, Technology, Concentrated Growth, International Large-Cap, Small-Cap Index, Fasciano Small Equity, Multi-Strategy, Large-Cap Value, Mid-Cap Growth, VN Small-Cap Value, American Funds Growth-Income, and American Funds Growth Portfolios. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.
4. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES
     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2005, were as follows (amounts in thousands):

		Variable Accounts
		Blue	Aggressive	Financial	Diversified
		Chip	Growth	Services	Research	Equity	Technology

Total cost of investments at beginning of period		$89,111	$3,632	$5,723	$34,871	$49,430	$5,337
Add:	Total net proceeds from policy and M&E transactions	5,482	541	1,643	23,588	292	3,154
	Reinvested distributions from the Fund	3	—	37	—	15	—

	Sub-Total	94,596	4,173	7,403	58,459	49,737	8,491
Less:	Cost of investments disposed during the period	58,938	1,825	3,414	8,622	6,661	4,246

Total cost of investments at end of period		35,658	2,348	3,989	49,837	43,076	4,245
Add:	Unrealized appreciation	3,268	904	994	7,847	2,215	1,226

Total market value of investments at end of period		$38,926	$3,252	$4,983	$57,684	$45,291	$5,471

		Short Duration	Concentrated	Growth	Focused	Health	Mid-Cap
		Bond	Growth (1)	LT	30	Sciences	Value

Total cost of investments at beginning of period		$63,278	$4,141	$186,239	$5,433	$6,957	$70,841
Add:	Total net proceeds from policy and M&E transactions	3,436	914	572	1,552	3,135	30,335
	Reinvested distributions from the Fund	814	—	87	2	177	10,975

	Sub-Total	67,528	5,055	186,898	6,987	10,269	112,151
Less:	Cost of investments disposed during the period	14,494	2,018	34,412	2,081	3,382	19,157

Total cost of investments at end of period		53,034	3,037	152,486	4,906	6,887	92,994
Add:	Unrealized appreciation (depreciation)	(1,138)	1,305	46,435	1,502	1,686	34,348

Total market value of investments at end of period		$51,896	$4,342	$198,921	$6,408	$8,573	$127,342

		International	Capital	International	Equity	Small-Cap	Fasciano Small
		Value	Opportunities	Large-Cap	Index	Index	Equity (2)

Total cost of investments at beginning of period		$166,895	$15,489	$82,028	$135,647	$57,664	$22,665
Add:	Total net proceeds from policy and M&E transactions	1,594	749	18,033	29,562	3,238	9,783
	Reinvested distributions from the Fund	320	4	—	958	—	—

	Sub-Total	168,809	16,242	100,061	166,167	60,902	32,448
Less:	Cost of investments disposed during the period	33,666	13,175	5,887	34,500	17,562	4,528

Total cost of investments at end of period		135,143	3,067	94,174	131,667	43,340	27,920
Add:	Unrealized appreciation	29,270	1,076	12,433	73,796	18,366	7,460

Total market value of investments at end of period		$164,413	$4,143	$106,607	$205,463	$61,706	$35,380

		Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation
		Value	Strategy	Core	Markets	Bond	Managed

Total cost of investments at beginning of period		$27,614	$76,488	$158,161	$27,911	$210,282	$123,498
Add:	Total net proceeds from policy and M&E transactions	6,663	740	15,005	6,967	1,859	8,531
	Reinvested distributions from the Fund	1,333	—	22	61	9,617	11,921

	Sub-Total	35,610	77,228	173,188	34,939	221,758	143,950
Less:	Cost of investments disposed during the period	15,630	9,241	18,911	6,975	22,029	11,164

Total cost of investments at end of period		19,980	67,987	154,277	27,964	199,729	132,786
Add:	Unrealized appreciation	9,302	17,770	28,212	30,227	9,771	15,413

Total market value of investments at end of period		$29,282	$85,757	$182,489	$58,191	$209,500	$148,199

(1)	Concentrated Growth Variable Account was formerly named I-Net Tollkeeper Variable Account.

(2)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

		Variable Accounts
		Money	High Yield	Equity	Large-Cap		Mid-Cap
		Market	Bond	Income	Value	Comstock	Growth

Total cost of investments at beginning of period		$53,827	$82,474	$11,168	$128,088	$32,394	$9,622
Add:	Total net proceeds from policy and M&E transactions	46,009	3,371	3,102	2,786	7,077	1,754
	Reinvested distributions from the Fund	706	2,857	406	—	1,641	—

	Sub-Total	100,542	88,702	14,676	130,874	41,112	11,376
Less:	Cost of investments disposed during the period	37,765	13,798	5,063	59,199	6,313	3,107

Total cost of investments at end of period		62,777	74,904	9,613	71,675	34,799	8,269
Add:	Unrealized appreciation	183	2,884	3,425	12,190	8,841	4,806

Total market value of investments at end of period		$62,960	$77,788	$13,038	$83,865	$43,640	$13,075

			VN	American	American
		Real	Small-Cap	Funds	Funds
		Estate	Value (1)	Growth-Income (1)	Growth (1)

Total cost of investments at beginning of period		$25,494	$—	$—	$—
Add:	Total net proceeds from policy and M&E transactions	2,033	3,075	23,848	33,069
	Reinvested distributions from the Fund	1,831	—	—	—

	Sub-Total	29,358	3,075	23,848	33,069
Less:	Cost of investments disposed during the period	6,178	70	183	289

Total cost of investments at end of period		23,180	3,005	23,665	32,780
Add:	Unrealized appreciation	24,121	150	655	1,561

Total market value of investments at end of period		$47,301	$3,155	$24,320	$34,341

7. TRANSACTIONS IN SEPARATE ACCOUNT UNITS
     Transactions in Separate Account units for the period ended June 30, 2005, were as follows (units in thousands):

	Variable Accounts
	Blue	Aggressive	Financial	Diversified
	Chip	Growth	Services	Research	Equity	Technology

Total units outstanding at beginning of period	11,511	571	725	3,824	3,164	1,650
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	118	2	9	33	12	25
(b) Transfers between variable accounts, net	(5,630)	(150)	(200)	1,996	(103)	(322)
(c) Transfers—policy charges and deductions	(47)	(8)	(1)	(20)	(25)	(2)
(d) Transfers—surrenders	(604)	(23)	(44)	(598)	(238)	(93)

Sub-Total	(6,163)	(179)	(236)	1,411	(354)	(392)

Total units outstanding at end of period	5,348	392	489	5,235	2,810	1,258

	Short Duration	Concentrated	Growth	Focused	Health	Mid-Cap
	Bond	Growth (2)	LT	30	Sciences	Value

Total units outstanding at beginning of period	6,211	1,445	7,734	882	963	6,090
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	54	7	35	2	11	47
(b) Transfers between variable accounts, net	(688)	(296)	(792)	(26)	(5)	928
(c) Transfers—policy charges and deductions	(39)	(2)	(65)	(1)	(4)	(31)
(d) Transfers—surrenders	(360)	(65)	(541)	(69)	(57)	(437)

Sub-Total	(1,033)	(356)	(1,363)	(94)	(55)	507

Total units outstanding at end of period	5,178	1,089	6,371	788	908	6,597

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Concentrated Growth Variable Account was formerly named I-Net Tollkeeper Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts
	International	Capital	International	Equity	Small-Cap	Fasciano Small
	Value	Opportunities	Large-Cap	Index	Index	Equity (1)

Total units outstanding at beginning of period	11,798	2,225	12,607	6,277	5,338	2,780
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	67	20	132	22	33	15
(b) Transfers between variable accounts, net	(1,251)	(1,631)	2,391	290	(710)	733
(c) Transfers—policy charges and deductions	(71)	(6)	(55)	(60)	(25)	(15)
(d) Transfers—surrenders	(761)	(102)	(789)	(540)	(378)	(262)

Sub-Total	(2,016)	(1,719)	1,679	(288)	(1,080)	471

Total units outstanding at end of period	9,782	506	14,286	5,989	4,258	3,251

	Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation
	Value	Strategy	Core	Markets	Bond	Managed

Total units outstanding at beginning of period	2,446	3,005	6,307	4,459	8,571	5,481
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	25	14	29	40	51	38
(b) Transfers between variable accounts, net	(497)	(57)	325	219	(100)	259
(c) Transfers—policy charges and deductions	(9)	(31)	(59)	(23)	(68)	(31)
(d) Transfers—surrenders	(152)	(233)	(440)	(337)	(632)	(332)

Sub-Total	(633)	(307)	(145)	(101)	(749)	(66)

Total units outstanding at end of period	1,813	2,698	6,162	4,358	7,822	5,415

	Money	High Yield	Equity	Large-Cap		Mid-Cap
	Market	Bond	Income	Value	Comstock	Growth

Total units outstanding at beginning of period	3,669	3,273	1,293	11,131	4,316	2,192
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	57	17	11	94	36	21
(b) Transfers between variable accounts, net	1,751	(150)	(70)	(3,911)	354	(73)
(c) Transfers—policy charges and deductions	(58)	(24)	(8)	(58)	(21)	(4)
(d) Transfers—surrenders	(1,165)	(217)	(123)	(625)	(260)	(167)

Sub-Total	585	(374)	(190)	(4,500)	109	(223)

Total units outstanding at end of period	4,254	2,899	1,103	6,631	4,425	1,969

		VN	American	American
	Real	Small-Cap	Funds	Funds
	Estate	Value (2)	Growth-Income (2)	Growth (2)

Total units outstanding at beginning of period	1,991	—	—	—
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	14	—	9	18
(b) Transfers between variable accounts, net	(123)	298	2,381	3,267
(c) Transfers—policy charges and deductions	(7)	—	(1)	(1)
(d) Transfers—surrenders	(123)	(5)	(41)	(59)

Sub-Total	(239)	293	2,348	3,225

Total units outstanding at end of period	1,752	293	2,348	3,225

8. SUBSTITUTION EVENT
     On January 19, 2005, the Pacific Select Fund’s Board of Trustees approved filing an application with the Securities and Exchange Commission (“SEC”) for an order of approval for the substitution of Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for the American Funds Growth-Income Portfolio.

(1)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

(2)	Operations commenced during 2005 (See Note 1 to Financial Statements).

Semi-Annual Report
as of June 30, 2005

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 142-5A